Leases Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lessee, Operating Leases [Text Block]
LESSEE — Right-of-use assets are long-term by nature. The following table summarizes the amounts recognized on the Consolidated Balance Sheets related to lease asset and liability balances as of the periods indicated (in millions):

	Consolidated Balance Sheet Classification	December 31, 2022	December 31, 2021
Assets
Right-of-use assets — finance leases	Electric generation, distribution assets and other	$160	$125
Right-of-use assets — operating leases	Other noncurrent assets	356	278
Total right-of-use assets		$516	$403
Liabilities
Finance lease liabilities (current)	Non-recourse debt (current liabilities)	$6	$6
Finance lease liabilities (noncurrent)	Non-recourse debt (noncurrent liabilities)	169	128
Total finance lease liabilities		175	134
Operating lease liabilities (current)	Accrued and other liabilities	26	20
Operating lease liabilities (noncurrent)	Other noncurrent liabilities	374	294
Total operating lease liabilities		400	314
Total lease liabilities		$575	$448
The following table summarizes supplemental balance sheet information related to leases as of the periods indicated:

Lease Term and Discount Rate	December 31, 2022	December 31, 2021
Weighted-average remaining lease term — finance leases	33 years	32 years
Weighted-average remaining lease term — operating leases	25 years	23 years
Weighted-average discount rate — finance leases	4.59%	4.65%
Weighted-average discount rate — operating leases	6.22%	6.70%
The following table summarizes the components of lease expense recognized in Cost of Sales on the Consolidated Statements of Operations for the periods indicated (in millions):

	Twelve Months Ended December 31,
Components of Lease Cost	2022	2021
Operating lease cost	$46	$36
Finance lease cost:
Amortization of right-of-use assets	8	4
Interest on lease liabilities	8	4
Short-term lease costs	28	21
Variable lease cost	1	1
Total lease cost	$91	$66
Operating cash outflows from operating leases included in the measurement of lease liabilities were $54 million and $39 million for the twelve months ended December 31, 2022 and 2021, respectively, and operating cash outflows from finance leases were $22 million and $2 million for the twelve months ended December 31, 2022 and 2021, respectively. Right-of-use assets obtained in exchange for new operating lease liabilities were $14 million for the twelve months ended December 31, 2022.
The following table shows the future lease payments under operating and finance leases for continuing operations together with the present value of the net lease payments as of December 31, 2022 for 2023 through 2027 and thereafter (in millions):

	Maturity of Lease Liabilities
	Finance Leases	Operating Leases
2023	$10	$36
2024	9	35
2025	9	33
2026	9	32
2027	9	30
Thereafter	310	650
Total	356	816
Less: Imputed interest	(181)	(416)
Present value of lease payments	$175	$400

Lessor, Operating Leases [Text Block]
LESSOR — The Company has operating leases for certain generation contracts that contain provisions to provide capacity to a customer, which is a stand-ready obligation to deliver energy when required by the customer. Capacity payments are generally considered lease elements as they cover the majority of available output from a facility. The allocation of contract payments between the lease and non-lease elements is made at the inception of the lease. Lease payments from such contracts are recognized as lease revenue on a straight-line basis over the lease term, whereas variable lease payments are recognized when earned.
The following table presents lease revenue from operating leases in which the Company is the lessor, recognized in Revenue on the Consolidated Statements of Operations for the periods indicated (in millions):

	Twelve Months Ended December 31,
Lease Income	2022	2021
Total lease revenue	$527	$595
Less: Variable lease revenue	(49)	(75)
Total non-variable lease revenue	$478	$520
The following table presents the underlying gross assets and accumulated depreciation of operating leases included in Property, Plant and Equipment on the Consolidated Balance Sheets as of the periods indicated (in millions):

Lease Assets	December 31, 2022	December 31, 2021
Gross assets	$1,319	$2,423
Accumulated depreciation	(139)	(765)
Net assets	$1,180	$1,658
The option to extend or terminate a lease is based on customary early termination provisions in the contract, such as payment defaults, bankruptcy, or lack of performance on energy delivery. The Company has not recognized any early terminations as of December 31, 2022. Certain leases may provide for variable lease payments based on usage or index-based (e.g., the U.S. Consumer Price Index) adjustments to lease payments.
The following table shows the future lease receipts as of December 31, 2022 for 2023 through 2027 and thereafter (in millions):

	Future Cash Receipts for
	Sales-Type Leases	Operating Leases
2023	$25	$387
2024	25	387
2025	25	388
2026	25	279
2027	25	203
Thereafter	367	545
Total	492	$2,189
Less: Imputed interest	(264)
Present value of total lease receipts	$228
Battery Storage Lease Arrangements — The Company constructs and operates projects consisting only of a stand-alone battery energy storage system (“BESS”) facility, as well as projects that pair a BESS with solar energy systems. These projects allow more flexibility on when to provide energy to the grid. The Company will enter into PPAs for the full output of the facility that allow customers the ability to determine when to charge and discharge the BESS. These arrangements include both lease and non-lease elements under ASC 842, with the BESS component typically constituting a sales-type lease. The Company recognized lease income on sales-type leases through variable payments of $2 million and $3 million and interest income of $23 million and $15 million for the years ended December 31, 2022 and 2021, respectively. During the second quarter of 2022, the Company recognized a full allowance of $20 million on a sales-type lease receivable at AES Gilbert. See Note 21—Other Income and Expense for further information.
Prior to January 1, 2022, due to the variable-based nature of lease payments under certain contracts, the Company recorded a loss at commencement of sales-type leases of $13 million for the year ended December 31, 2021. These amounts are recognized in Other expense in the Condensed Consolidated Statement of Operations. See Note 21—Other Income and Expense for further information. Effective January 1, 2022, the Company adopted ASU 2021-05 in which lessors classify and account for certain leases with primarily variable-based lease payments as operating leases. The Company adopted this standard on a prospective basis. See Note 1—General and Summary of Significant Accounting Policies for further information.